Filed pursuant to Rule 497(e)

Registration Statement No. 333-138258

SUPPLEMENT DATED DECEMBER 15, 2008 TO

PROSPECTUS DATED MAY 1, 2008 FOR

MODIFIED SINGLE PREMIUM IMMEDIATE VARIABLE ANNUITY

ISSUED BY

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

THROUGH ITS

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Genworth Life and Annuity Insurance Company (the “Company”) has made the decision to discontinue offering RetireReady(SM) Variable Income Provider Modified Single Premium Immediate Variable Annuity Contracts for new contract sales effective on and after December 29, 2008. Contract owners whose contracts were issued prior to December 29, 2008 may continue to allocate purchase payments in accordance with the terms of the contract.

Please retain your prospectus dated May 1, 2008 and all subsequent prospectus supplements for future reference. You may contact the Company by writing or calling:

6610 West Broad Street

Richmond, Virginia 23230

1.800.352.9910

41651 SUPPB 12/15/08